LEASES (Schedule of Maturities of Lease Liabilities) (Details) $ in Thousands	Jun. 30, 2019 USD ($)
Leases [Abstract]
July 1st 2019 until December 31, 2019	$ 975
2020	1,377
2021	1,213
2022	1,032
2023	518
2024 and thereafter	15
Total operating lease payments	5,130
Less: imputed interest	378
Present value of lease liabilities	$ 4,752